SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) - Entity [Domain] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2015
Reserve for bad debt:
Balance at the beginning of the period	$ 4,795	$ 4,795	$ 942	$ 776
Provision for (recovery of) bad debt	$ (194)	(200)	3,875	205
Write-off of bad debt		2	(22)	(39)
Balance at the end of the period		4,597	4,795	$ 942
Prepaid expenses and other current assets:
Restricted cash		28,244	23,691
Prepaid insurance		13,316	14,250
Deferred mobilization		20,133	11,395
Income tax asset			9,322
Prepaid value added tax		434	5,004
Other		18,785	15,876
Total prepaid expenses and other current assets		80,912	79,538		$ 79,132
Accrued liabilities:
Accrued operating costs		91,408	30,169
Payroll and employee benefits		88,128	71,658
Taxes payable, other than income tax		42,538	38,328
Accrued income taxes		10,611
Deferred mobilization		18,103	12,235
Self-insurance liabilities		8,118	7,028
Deferred income		3,144	11,663
Other		20,228	18,603
Total accrued liabilities		282,278	189,684		176,256
Noncurrent liabilities - Other:
Pension and other non-qualified retirement plans		25,305	23,404
Self-insurance liabilities		13,476	12,207
Deferred mobilization		3,818	8,067
Deferred income			1,781
Uncertain tax positions including interest and penalties		13,239	12,844		7,000
Other		8,272	7,048
Total noncurrent liabilities - other		$ 64,110	$ 65,351		$ 93,180